Income taxes	12 Months Ended
Sep. 30, 2022
Disclosure Of Income Tax [Abstract]
Income taxes

12. Income taxes

The Company had no assessable profit for the period ended September 30, 2021 and year ended September 30, 2022. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

12. Income taxes (continued)

	For the year ended September 30
	2022	2021
	($)	($)
Net loss before income taxes	(17,361)	(15,006)
Canadian federal and provincial income tax rates	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(4,687)	(4,052)

Reconciling items:
Difference in foreign tax rates	210	6
Deferred tax asset not recognized	3,282	2,507
Stock-based compensation	849	751
Non-taxable dividends	(106)	—
Fair value change in warrant liability	(1,080)	408
Tax rate difference on fair value change in marketable securities	12	—
Permanent difference and others	1,505	380
	(15)	—

The significant components of deferred income tax assets and liabilities were as follows:

	For the year ended September 30
	2022	2021
	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	897	591
Capital losses	63	—
Marketable securities	19	4
Undeducted financing fees	86	114
Other deferred tax assets	80	192

Royalty assets	(136,241)	(41,762)
Mineral and royalty interests	—	(1,635)
Other deferred tax liabilities	(427)	(204)
	(135,523)	(42,700)

At September 30, 2022 and 2021, deductible temporary differences for which no deferred tax assets are recognized are below:

	For the year ended September 30
	2022	2021
	($)	($)
Deducted temporary differences are recognized::
Non-capital losses	22,386	9,341
Marketable securities	2,704	759
Other deferred tax assets	4,294	1
	29,384	10,101

The deferred tax assets have not been recognized in the consolidated financial statements, as the Company does not consider it more likely than not that those assets will be realized in the future. As of September 30, 2022, the Company had Canadian net operating loss carryforwards of $24,470 which expire between 2040 and 2042. As of September 30, 2022, there are U.S. net operating loss carryforwards of $4,046, of which $1,280 expire between 2034 and 2036 and the remainder may be carried forward indefinitely.